Inventories	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventories

8. Inventories

	December 31, 2019	December 31, 2018
Concentrates	$1,292	$941
Current ore stockpiles	497	1,602
Spare parts and supplies	5,370	5,593

	7,159	8,136
Long-term ore stockpiles	1,339	—

	$8,498	$8,136

The amount of inventories recognized as an expense was $56.7 million during the year ended December 31, 2019 (2018: $52.1 million). During the year ended December 31, 2019, the concentrates and ore stockpiles, and spare parts and supplies write-down (recovery) to net realizable value included in cost of sales was $1.2 million (2018: $0.6 million) and nil (2018: ($0.2) million), respectively.